Earnings Per Share - Schedule of Earnings Per Share (Detail) - USD ($) shares in Millions, $ in Millions	3 Months Ended					6 Months Ended
	Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Earnings Per Share [Abstract]
Income/(loss) attributable to Royal Dutch Shell plc shareholders	$ 2,998	[1]	$ 6,001	[1]	$ 6,024	$ 8,999	[1]	$ 11,923
Weighted average number of shares used as the basis for determining:
Basic earnings per share	8,100.8		8,152.2		8,309.4	8,126.3		8,307.0
Diluted earnings per share	8,153.7		8,210.7		8,376.0	8,182.1		8,376.6

[1]	See Note 8 “Adoption of IFRS 16 Leases”.